Basis of Presentation and Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Dec. 30, 2016	Sep. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and Summary of Significant Accounting Policies
1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization and Ownership Structure - Atkore International Group Inc. (the "Company" or "Atkore") was incorporated in the State of Delaware on November 4, 2010. Atkore is the sole stockholder of Atkore International Holdings Inc. ("AIH"), which in turn is the sole stockholder of Atkore International, Inc. ("AII").

Basis of Presentation - The accompanying unaudited condensed consolidated financial statements of the Company included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). These unaudited condensed consolidated financial statements have been prepared in accordance with the Company's accounting policies and on the same basis as those financial statements included in the Company's latest Annual Report on Form 10-K for the year ended September 30, 2016 filed with the U.S. Securities and Exchange Commission (the "SEC") on November 29, 2016, and should be read in conjunction with those consolidated financial statements and the notes thereto. Certain information and disclosures normally included in our annual financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to the rules and regulations of the SEC.

The unaudited condensed consolidated financial statements include the assets and liabilities used in operating the Company's business. All intercompany balances and transactions have been eliminated in consolidation. The results of companies acquired or disposed of are included in the unaudited condensed consolidated financial statements from the effective date of acquisition or up to the date of disposal.

These statements include all adjustments (consisting of normal recurring adjustments) that the Company considered necessary to present a fair statement of its results of operations, financial position and cash flows. The results reported in these unaudited condensed consolidated financial statements should not be regarded as necessarily indicative of results that may be expected for the entire year.

Description of Business - The Company is a leading manufacturer of Electrical Raceway products primarily for the non-residential construction and renovation markets and MP&S ("MP&S") for the construction and industrial markets. Electrical Raceway products form the critical infrastructure that enables the deployment, isolation and protection of a structure's electrical circuitry from the original power source to the final outlet. MP&S frame, support and secure component parts in a broad range of structures, equipment and systems in electrical, industrial and construction applications.

Fiscal Periods - The Company has a fiscal year that ends on September 30. It is the Company's practice to establish quarterly closings using a 4-5-4 calendar. The Company's fiscal quarters end on the last Friday in December, March and June.

Use of Estimates - The preparation of the condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclose contingent assets and liabilities at the date of the condensed consolidated financial statements and report the associated amounts of revenues and expenses. Actual results could differ materially from these estimates.

Fair Value Measurements - Authoritative guidance for fair value measurements establishes a three-level hierarchy that ranks the quality and reliability of information used in developing fair value estimates. The hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. In cases where two or more levels of inputs are used to determine fair value, a financial instrument's level is determined based on the lowest level input that is considered significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are summarized as follows:

Level 1 - inputs are based upon quoted prices (unadjusted) in active markets for identical assets or liabilities which are accessible as of the measurement date.

Level 2 - inputs are based upon quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and model-derived valuations for the asset or liability that are derived principally from or corroborated by market data for which the primary inputs are observable, including forward interest rates, yield curves, credit risk and exchange rates.

Level 3 - inputs for the valuations are unobservable and are based on management's estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques such as option pricing models and discounted cash flow models.

Recent Accounting Pronouncements - On January 26, 2017, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2017-04, "Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment," which allows an entity to perform its goodwill impairment test by comparing the fair value of a reporting segment with its carrying amount. If the carrying amount exceeds the fair value, the Company would recognize an impairment charge not to exceed the total amount of goodwill allocated to that reporting segment. The effective date for public entities will be annual periods beginning after December 15, 2019, the Company's fiscal 2021. Early adoption is permitted. The Company is evaluating the effect of adopting this new accounting guidance and its impact on the financial statements.

On November 17, 2016, the FASB issued ASU 2016-18, "Restricted cash," which provides additional guidance and clarification to the classification and presentation of restricted cash in ASC 230 - Statement of Cash Flows. The effective date for public entities will be annual periods beginning after December 15, 2017, the Company's fiscal 2019. Early adoption is permitted. The Company is evaluating the effect of adopting this new accounting guidance and its impact on the cash flows. We do not believe this update will have a material impact on the financial statements.

BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Organization and Ownership Structure — Atkore International Group Inc. (the "Company" or "Atkore") is a leading manufacturer of Electrical Raceway products primarily for the non-residential construction and renovation markets and Mechanical Products & Solutions ("MP&S") for the construction and industrial markets. The Company was incorporated in the State of Delaware on November 4, 2010. Atkore is the sole stockholder of Atkore International Holdings Inc. ("AIH"), which in turn is the sole stockholder of Atkore International, Inc. ("AII").

The Transactions — On November 9, 2010, Tyco announced that it had entered into an agreement to sell a majority interest in TEMP to CD&R Allied Holdings, L.P. (the "CD&R Investor), an affiliate of the private equity firm Clayton Dubilier & Rice, LLC ("CD&R"). On December 22, 2010, the transaction was completed and CD&R acquired shares of a newly created class of cumulative convertible preferred stock (the "Preferred Stock") of the Company. The Preferred Stock initially represented 51% of the Company’s outstanding capital stock (on an as-converted basis). The preferred stock is entitled to a 12% fixed, cumulative dividend paid quarterly ("Preferred Dividends") and dividends on an as-converted basis when declared on common stock ("Participating Dividends"). On December 22, 2010, the Company also issued common stock (the "Common Stock") to Tyco’s wholly owned subsidiary, Tyco International Holding S.à.r.l. ("Tyco Seller"), that initially represented the remaining 49% of the Company’s outstanding capital stock. Subsequent to December 22, 2010, the Company has operated as an independent, stand-alone entity. The aforementioned transactions described in this paragraph are referred to herein as the "Transactions."

On March 6, 2014, the Company entered into a non-binding letter of intent (the "Letter of Intent") with Tyco for the acquisition (the "Acquisition") of 40.3 million shares of Common Stock held by Tyco Seller. On April 9, 2014, the Company paid $250,000 to Tyco Seller to redeem the shares, which were subsequently retired. The Company paid $2,000 of expenses related to the share redemption.

In a separate transaction on the same date, the CD&R Investor converted its Preferred Stock and accumulated Preferred Dividends into Common Stock. As of September 26, 2014, Common Stock is the Company’s sole issued and outstanding class of securities.
Common Stock Split — On May 27, 2016, the Company effected a 1.37-for-1 stock split of its common stock. The accompanying consolidated financial statements and notes thereto give retroactive effect to the stock split for all periods presented.
Initial Public Offering — On June 9, 2016, the Company’s Registration Statement on Form S-1 relating to an initial public offering ("IPO") of our common stock was declared effective by the U.S. Securities and Exchange Commission ("SEC") and on June 15, 2016, we completed the IPO at a price to the public of $16.00 per share. In connection with the IPO, CD&R Allied Holdings, L.P., (the "CD&R Investor"), an affiliate of Clayton, Dubilier & Rice LLC ("CD&R"), sold an aggregate of 12,000,000 shares of our common stock. The CD&R Investor received all of the net proceeds and bore all commissions and discounts from the sale of our common stock. We did not receive any proceeds from the IPO. Following the completion of the IPO, Atkore is a "controlled company" within the meaning of the New York Stock Exchange ("NYSE") rules with CD&R retaining 80.1% of the common stock.
Basis of Presentation — The accompanying audited consolidated financial statements of the Company included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP").
The audited consolidated financial statements include the assets and liabilities used in operating the Company’s business. All intercompany balances and transactions have been eliminated in consolidation. The results of companies acquired or disposed of are included in the audited consolidated financial statements from the effective date of acquisition or up to the date of disposal.

Description of Business — The Company is a leading manufacturer of Electrical Raceway products primarily for the non-residential construction and renovation markets and Mechanical Products & Solutions ("MP&S") for the construction and industrial markets. Electrical Raceway products form the critical infrastructure that enables the deployment, isolation and protection of a structure’s electrical circuitry from the original power source to the final outlet. MP&S frame, support and secure component parts in a broad range of structures, equipment and systems in electrical, industrial and construction applications.
Fiscal Periods — The Company has a 52- or 53-week fiscal year that ends on the last day in September starting fiscal 2016. Prior to fiscal 2016, the fiscal year ended on the last Friday in September. Fiscal year 2016 was a 53-week fiscal year which ended on September 30, 2016. Fiscal years 2015 and 2014 were 52-week fiscal years which ended on September 25, 2015 and September 26, 2014, respectively. Our next fiscal year will end on September 30, 2017 and will be a 52-week year. Our fiscal quarters end on the last Friday in December, March and June.
Use of Estimates — The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclose contingent assets and liabilities at the date of the consolidated financial statements and report the associated amounts of revenues and expenses. Significant estimates and assumptions are used for, but not limited to, allowances for doubtful accounts, provisions for certain rebates, sales incentives, trade promotions, product returns and discounts, estimates of future cash flows associated with asset impairments, useful lives for depreciation and amortization, loss contingencies, net realizable value of inventories, legal liabilities, income taxes and tax valuation allowances, pension and postretirement employee benefit liabilities and purchase price allocation. Actual results could differ materially from these estimates.

Revenue Recognition — The Company’s revenue is generated principally from the sale of its products. Revenue from the sale of products is recognized at the time title, risks and rewards of ownership pass. This is generally when the products reach the free-on-board shipping point, the sales price is fixed and determinable and collection is reasonably assured. The freight charges for shipments are included in the Company’s revenues.

Provisions for certain rebates, sales incentives, trade promotions, product returns and discounts to customers are accounted for as reductions in determining sales in the same period the related sales are recorded. Rebates are estimated based on sales terms and historical experience.

Product returns are estimated based on historical experience and are recorded at the time revenues are recognized. Accordingly, the Company reduces recognized revenue for estimated future returns at the time revenue is recorded. The estimates for returns are adjusted periodically based upon changes in historical rates of returns and trend analysis.

Cost of Sales — The Company includes all costs directly related to the production of goods for sale in cost of sales in the statement of operations. These costs include direct material, direct labor, production related overheads, excess and obsolescence costs, lower of cost or market provisions, freight and distribution costs, and the depreciation and amortization of assets directly used in the production of goods for sale.

Selling, General and Administrative Expenses — These amounts primarily include payroll-related expenses for both administrative and selling personnel, compensation expense from stock-based awards, restructuring-related charges, third-party professional services and translation gains or losses for foreign currency transaction.

Cash and Cash Equivalents — The Company considers all highly liquid investments with a maturity of three months or less, when purchased, to be cash equivalents.

Allowance for Doubtful Accounts — The allowance for doubtful accounts receivable reflects the best estimate of losses inherent in the Company’s accounts receivable portfolio determined on the basis of historical experience, specific allowances for known troubled accounts and other available evidence.

Inventories — Inventories are recorded at the lower of cost (primarily LIFO) or market value. The Company estimates losses for excess and obsolete inventory through an assessment of its net realizable value based on the aging of the inventory and an evaluation of the likelihood of recovering the inventory costs based on anticipated demand and selling price.

Property, Plant and Equipment — Property, plant and equipment, net, is recorded at cost less accumulated depreciation. Maintenance and repair expenditures are charged to expense when incurred. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets as follows:

Buildings	2 to 40 years
Building improvements	2 to 22 years
Machinery and production equipment	2 to 20 years
Support and testing machinery and equipment	2 to 15 years
Leasehold improvements	Lesser of remaining term of the lease or economic useful life

Long-Lived Asset Impairments — The Company reviews long-lived assets, including property, plant and equipment, for impairment whenever events or changes in business circumstances indicate that the carrying amount of the asset may not be fully recoverable.

The Company groups assets at the lowest level for which cash flows are separately identified in order to measure an impairment. Recoverability of an asset or asset group is first measured by a comparison of the carrying amount to its estimated undiscounted future cash flows expected to be generated by the asset or asset group. If the carrying amount exceeds its estimated undiscounted future cash flows, an impairment charge is recognized as the amount by which the carrying amount of the asset or asset group exceeds the estimated fair value. If impairment is determined to exist, any related impairment loss is calculated based on the estimated fair value. Impairment losses on assets to be disposed of or held for sale, if any, are based on the estimated proceeds to be received, less costs of disposal. See Note 18, ''Assets Held for Sale."

Goodwill and Indefinite-Lived Intangible Asset Impairments — Goodwill and indefinite-lived intangible assets are assessed for impairment annually and more frequently if events or circumstances indicate that is more likely than not that the fair value of a reporting unit is less than the carrying value. See Note 6, ''Goodwill and Intangible Assets.'' Management uses various sources of information to estimate fair value including forecasted operating results, business plans, economic projections, royalty rates, market multiples of publicly traded comparable companies and other market data.

When testing for goodwill impairment, the Company first compares the fair value of a reporting unit with its carrying amount. Assessing goodwill for impairment requires us to estimate future operating results and cash flows that require judgment by management. Using different estimates could impact the amount and timing of impairment. We determine the fair value of a reporting unit using three valuation approaches: (a) an income approach using a discounted cash flow analysis based on the forecasted cash flows (including estimated underlying revenue and operating income growth rates) discounted using an estimated weighted-average cost of capital of market participants; (b) a market approach using a comparable company analysis; (c) a market approach using a transaction analysis. If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test will be performed to measure the amount of impairment loss.

In the second step of the goodwill impairment test, the Company compares the implied fair value of the reporting unit’s goodwill with the carrying amount of the reporting unit’s goodwill. If the carrying amount of the reporting unit’s goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to the excess of the carrying amount of goodwill over its implied fair value. The implied fair value of goodwill is determined in the same manner that the amount of goodwill recognized in a business combination is determined. The Company allocates the fair value of a reporting unit to all of the assets and liabilities of that unit, including intangible assets, as if the reporting unit had been acquired in a business combination. Any excess of the fair value of a reporting unit over the amounts assigned to its assets and liabilities represents the implied fair value of goodwill and is considered a Level 3 fair value measurement in accordance with the fair value hierarchy.
Fair Value Measurements — Authoritative guidance for fair value measurements establishes a three-level hierarchy that ranks the quality and reliability of information used in developing fair value estimates. The hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. In cases where two or more levels of inputs are used to determine fair value, a financial instrument’s level is determined based on the lowest level input that is considered significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are summarized as follows:
Level 1-inputs are based upon quoted prices (unadjusted) in active markets for identical assets or liabilities which are accessible as of the measurement date.
Level 2-inputs are based upon quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and model-derived valuations for the asset or liability that are derived principally from or corroborated by market data for which the primary inputs are observable, including forward interest rates, yield curves, credit risk and exchange rates.
Level 3-inputs for the valuations are unobservable and are based on management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques such as option pricing models and discounted cash flow models.

Income Taxes and Uncertain Tax Positions — The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial reporting and tax basis of assets and liabilities using enacted tax rates in effect for the year it is expected the differences will reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period of the enactment date. The Company maintains an indemnity receivable for certain tax obligations that are indemnified by Tyco and that are expected to be settled directly with the taxing authorities.

The Company periodically assesses the realizabilty of the deferred tax assets. In making this determination management considers all available evidence, both positive and negative, including earnings history, expectations of future taxable income and available tax planning strategies. A valuation allowance is recorded to reduce our deferred tax assets to the amount that is considered more likely than not to be realized. Changes in the required valuation allowance are recorded in income in the period such determination is made.

Certain tax positions may be considered uncertain requiring an assessment of whether an allowance should be recorded. Provisions for uncertain tax positions provide a recognition threshold based on an estimate of whether it is more likely than not that a position will be sustained upon examination. The Company measures its uncertain tax positions as the largest amount of benefit that is greater than a 50 percent likelihood of being realized upon examination. Interest and penalties related to unrecognized tax benefits are recorded as a component of income tax expense. See Note 9, ''Income Taxes.''

Concentration of Credit Risk — The Company extends credit to various customers in the retail and construction industries. Collection of trade receivables may be affected by changes in economic or other industry conditions and may, accordingly, impact the Company’s overall credit risk. Although the Company generally does not require collateral, the Company performs ongoing credit evaluations of customers and maintains reserves for potential credit losses. For all periods presented, no customer accounted for more than 10% of sales or accounts receivable.

Insurable Liabilities — The Company maintains policies with various insurance companies for its workers’ compensation, product, property, general, auto, and executive liability risks. The insurance policies the Company maintains have various retention levels and excess coverage limits. The establishment and update of liabilities for unpaid claims, including claims incurred but not reported, is based on management’s estimate as a result of the assessment by the Company’s claim administrator of each claim and an independent actuarial valuation of the nature and severity of total claims. The Company utilizes a third-party claims administrator to pay claims, track and evaluate actual claims experience, and ensure consistency in the data used in the actuarial valuation. For more information, see Note 16, ''Commitments and Contingencies''.

Translation of Foreign Currency — For the Company’s non-U.S. subsidiaries that report in a functional currency other than U.S. dollars, assets and liabilities are translated into U.S. dollars using year-end exchange rates. Revenue and expenses are translated at the monthly average exchange rates in effect during the fiscal year. Foreign currency translation adjustments are included as a component of accumulated other comprehensive loss within the statements of comprehensive loss for the fiscal years ended September 30, 2016, September 25, 2015, and September 26, 2014.

Recent Accounting Pronouncements — On October 24, 2016, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update 2016-16, "Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory." The ASU removes the prohibition in Accounting Standards Codification ("ASC") 740 against the immediate recognition of the current and deferred income tax effects of intra-entity transfers of assets other than inventory. The effective date for public entities will be annual periods beginning after December 15, 2017, our fiscal 2019. Early adoption is permitted. The Company is evaluating the effect of adopting this new accounting guidance and its impact on the results of operations, cash flows or financial positions.

On August 6, 2016, the FASB issued ASU 2016-15, "Classification of Certain Cash Receipts and Payments," which amends ASC 230, "Statement of Cash Flow." The ASU provides guidance on the classification of certain cash receipts and payments including debt prepayment or debt issuance costs and cash payments for contingent considerations. The ASU also provides clarification on the application of the predominance principle outlined in ASC 230. The effective date for public entities will be annual periods beginning after December 15, 2017, our fiscal 2019. Early adoption is permitted. The Company early adopted this new standard during fiscal 2016 and it did not have a material impact on the financial statements.

On March 30, 2016, FASB issued ASU 2016-09, "Improvements to Employee Share-Based Payment Accounting," which amends ASC 718. ASU 2016-09 simplifies several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. ASU 2016-09 is effective for fiscal years beginning after December 15, 2016, our fiscal 2018. Early adoption is permitted. The Company early adopted all amendments of ASU 2016-09 during fiscal 2016. The Company recognized excess tax benefit adjustments using a modified retrospective method. As a result of the adoption, we recorded an adjustment to retained earnings of $1.3 million to recognize net operating loss carryforwards, net of a valuation allowance, attributable to excess tax benefits on stock compensation that had not been previously recognized to additional paid in capital. The Company has elected to account for forfeitures when they occur. The election had no impact to our results of operations, cash flows, or financial positions.

On February 25, 2016, the FASB issued ASU 2016-2, "Leases (Topic 842)." The ASU requires companies to use a "right of use" lease model that assumes that each lease creates an asset (the lessee’s right to use the leased asset) and a liability (the future rent payment obligations), which should be reflected on a lessee’s balance sheet to fairly represent the lease transaction and the lessee’s related financial obligations. We conduct some of our operations under leases that are accounted for as operating leases, with no related assets and liabilities on our balance sheet. The proposed changes would require that substantially all of our operating leases be recognized as assets and liabilities on our balance sheet. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods therein. Early adoption will be permitted. We are evaluating the effect of adopting this new accounting guidance and its impact on our results of operations, cash flows or financial position.

In September 2015, the FASB issued ASU 2015-16, "Business Combinations (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments." The ASU requires an acquirer to recognize provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined rather than restating prior periods. The ASU is effective on a prospective basis for interim and annual periods beginning after December 15, 2015. The Company adopted this new standard beginning with fiscal 2016, and it did not have a material impact on the financial statements.

In June 2015, the FASB issued ASU 2015-10, "Technical Corrections and Improvements." The ASU is part of an ongoing project on the FASB’s agenda to facilitate updates to the ASC, non-substantive technical corrections, clarifications, and improvements that are not expected to have a significant effect on accounting practice or create a significant administrative cost to most entities. The ASU will apply to all reporting entities within the scope of the affected accounting guidance. The amendments requiring transition guidance are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. Early adoption is permitted, including adoption in an interim period. All other amendments will be effective upon the issuance of this Update. We are evaluating the effect of adopting this new accounting guidance and its impact on our results of operations, cash flows or financial position. We do not believe this update will have a material impact on the financial statements.

In May 2015, the FASB issued ASU 2015-07, "Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)." The update amends ASC 820, "Fair Value Measurement." This ASU removes the requirement to categorize within the fair value hierarchy investments without readily determinable fair values in entities that elect to measure fair value using net asset value per share or its equivalent. The ASU requires that these investments continue to be shown in the investment disclosure amount to allow the disclosure to reconcile to the investment amount presented in the balance sheet. This update is effective for public business entities for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. A reporting entity should apply the amendments retrospectively to all periods presented. The retrospective approach requires that an investment for which fair value is measured using the net asset value per share practical expedient be removed from the fair value hierarchy in all periods presented in an entity’s financial statements. Earlier application is permitted. We are evaluating the effect of adopting this new accounting guidance and its impact on our results of operations, cash flows or financial position. We do not believe this update will have a material impact on the financial statements.

In April 2015, the FASB issued ASU 2015-05, "Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement." This ASU provides guidance to customers about whether a cloud computing arrangement includes a software license. If an arrangement includes a software license, the accounting for the license will be consistent with licenses of other intangible assets. If the arrangement does not include a license, the arrangement will be accounted for as a service contract. This update is effective for annual periods, including interim periods within those annual periods, beginning after December 15, 2015. Early adoption is permitted for all entities. We are evaluating the effect of adopting this new accounting guidance and its impact on our results of operations, cash flows or financial position. We do not believe this update will have a material impact on the financial statements.

In February 2015, the FASB issued ASU 2015-02 "Amendments to the Consolidation Analysis." This update amends the consolidation requirements in ASC 810, "Consolidation." The amendments change the consolidation analysis required under GAAP. For public business entities, the amendments in the ASU are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. Early adoption, including adoption in an interim period, is permitted. We are evaluating the effect of adopting this new accounting guidance and its impact on our results of operations, cash flows or financial position. We do not believe this update will have a material impact on the financial statements.

In January 2015, the FASB issued ASU 2015-01, "Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items." This update eliminates the concept of an extraordinary item from GAAP. As a result, an entity will no longer (1) segregate an extraordinary item from the results of ordinary operations; (2) separately present an extraordinary item on its income statement, net of tax, after income from continuing operations; or (3) disclose income taxes and earnings-per-share data applicable to an extraordinary item. However, the ASU does not affect the reporting and disclosure requirements for an event that is unusual in nature or that occurs infrequently. The update is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015, our fiscal 2017. A reporting entity also may apply the amendments retrospectively to all prior periods presented in the financial statements. Early adoption is permitted provided that the guidance is applied from the beginning of the fiscal year of adoption. The Company adopted this new standard beginning with fiscal 2016, and it did not have a material impact on the financial statements.

In May 2014, the FASB issued ASU 2014-09, "Revenue from Contracts with Customers", which provides guidance for revenue recognition. The update’s core principle is that a company will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. In doing so, companies will need to use more judgment and make more estimates than under current guidance. Examples of the use of judgments and estimates may include identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each separate performance obligation. The update also requires more detailed disclosures to enable users of financial statements to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The update provides for two transition methods to the new guidance: a full retrospective approach and a modified retrospective approach. In August 2015, the FASB issued ASU 2015-14, "Revenue from Contracts with Customers: Deferral of the Effective Date", as a revision to ASU 2014-09, which revised the effective date to fiscal years, and interim periods within those years, beginning after December 15, 2017. Early adoption is permitted but not prior to periods beginning after December 15, 2016 (i.e. the original adoption date per ASU 2014-09). In March 2016, the FASB issued ASU 2016-08, "Revenue from Contracts with Customers: Principal versus Agent Considerations", which clarifies certain aspects of the principal-versus-agent guidance, including how an entity should identify the unit of accounting for the principal versus agent evaluation and how it should apply the control principle to certain types of arrangements, such as service transactions. The amendments also reframe the indicators to focus on evidence that an entity is acting as a principal rather than as an agent. In April 2016, the FASB issued ASU 2016-10, "Revenue from Contracts with Customers: Identifying Performance Obligations and Licensing", which clarifies how an entity should evaluate the nature of its promise in granting a license of intellectual property, which will determine whether it recognizes revenue over time or at a point in time. The amendments also clarify when a promised good or service is separately identifiable (i.e., distinct within the context of the contract) and allow entities to disregard items that are immaterial in the context of a contract. In May 2016, the FASB issued ASU 2016-12, "Revenue from Contracts with Customers: Narrow-Scope Improvements and Practical Expedients", which amends the new revenue recognition guidance on transition, collectibility, noncash consideration and the presentation of sales and other similar taxes. The amendments also clarify how an entity should evaluate the collectibility threshold and when an entity can recognize nonrefundable consideration received as revenue if an arrangement does not meet the standard's contract criteria. We are currently evaluating the transition methods and the impact of adoption of these ASUs on our consolidated financial statements.